Parent Company Statements - Narrative (Details) - Parent Company - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income taxes	$ 4,400	$ 4,130	$ 5,810
Undistributed earnings, restricted from transfer as dividends	$ 259,700	$ 199,400